Concentration of Investments (Details) - EBP 100	Dec. 31, 2025	Dec. 31, 2024
Empower S&P 500 Index Separate Account
EBP, Risk and Uncertainty [Line Items]
Concentration of investment at fair value to total investments, percentage	24.00%	0.00%
Flexpath Stable Value CL I1
EBP, Risk and Uncertainty [Line Items]
Concentration of investment at fair value to total investments, percentage	14.00%	16.00%
BlackRock iShares S&P 500 Index Fund
EBP, Risk and Uncertainty [Line Items]
Concentration of investment at fair value to total investments, percentage	0.00%	22.00%